Shareholder Report, Average Annual Return (Details) DFCY_DFA Five-Year Global Fixed Income Portfolio_Institutional_TSR Annual {Institutional}	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name	DFA Five-Year Global Fixed Income Portfolio – Institutional
Average Annual Return, Percent	4.77%	1.23%	1.66%
Bloomberg Global Aggregate Bond Index (hedged to USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (hedged to USD)
Average Annual Return, Percent	5.30%	0.52%	2.37%
FTSE World Government Bond Index 1-5 Years (hedged to USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE World Government Bond Index 1-5 Years (hedged to USD)
Average Annual Return, Percent	5.29%	1.71%	2.01%